DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Kinetik 401(k) Plan (the Plan), provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions, which is available from Plan management.
General
The Plan, as amended as of February 1, 2023, is a defined contribution plan covering all full-time employees of Kinetik Holdings, Inc. and its wholly owned subsidiaries (collectively, the Company). BCP Management Services, LLC, a wholly owned subsidiary of BCP Raptor Holdco, LP is the Plan Sponsor. Fidelity Management Trust Company (Fidelity) is trustee of the Plan. The Investment committee is responsible for oversight of the Plan and determining the appropriateness of the Plan's investment offerings and monitoring investment performance. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
Contributions
Each year, participants may contribute up to 75 percent of pretax annual compensation, as defined in the Plan. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Starting January 1, 2025, the SECURE 2.0 Act allows participants attaining ages 60-63 in a given calendar year to make "super catch-up" contributions. Participants may also designate some of their contributions as after-tax contributions to a Roth 401(k) option. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (rollover). Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 3 percent of eligible compensation and their contributions invested in a designated balanced fund until changed by the participant.
The Company made non-elective Safe Harbor contributions to the Plan in an amount equal to 5 percent of eligible compensation, which is defined in the Plan document. This contribution is intended to satisfy a safe harbor contribution formula permitted by Internal Revenue Service (IRS) regulations. By making the safe harbor matching contribution, the Plan will automatically satisfy the nondiscrimination requirements that otherwise would apply to 401(k) contributions made by the Plan. There were no discretionary matching contributions in 2025 or 2024. The Company contributions are invested as directed by the participant.
Additional profit-sharing amounts may be contributed at the option of the Company. During the year ended December 31, 2025, the Company did not make a profit-sharing contribution to the Plan. Contributions are subject to certain limitations.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and the Company’s contributions, as well as allocations of Plan earnings. Participant accounts may be charged with an allocation of administrative expenses. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Company Stock
The Plan permits participants to invest in common stock of the Company. The Plan limits the amount a participant can invest in Company stock, to encourage diversification of participants’ accounts. Participants may direct up to a maximum of 20% of their contributions to Company stock. In addition, a participant may not transfer amounts from other investment funds into Company stock to the extent the transfer would result in more than 20% of the participant’s total account balance being invested in Company stock.
Vesting
Participants are vested immediately in their contributions and employer contributions plus actual earnings thereon. Participants are also fully vested in dividends paid on the portion of their employer matching contributions invested in the Company Stock.
Notes Receivable from Participants
The Plan includes a loan provision that allows for participant loans after satisfying certain conditions. Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% percent of their vested account balance. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with local prevailing rates as determined by Plan management. Principal and interest is paid ratably through monthly payroll deductions. If a loan is not repaid within its stated period, it will be treated as a taxable distribution to the participant.
Payment of Benefits
Upon separation of service due to death, disability, retirement or termination of employment, a participant may elect to receive either a lump sum amount equal to the value of the participant’s vested interest in his or her account, or installments.
Forfeited Accounts
On December 31, 2025 and 2024, there were no forfeited nonvested accounts.